Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-fourth of one redeemable public warrant
Amount Registered | shares	25,300,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 253,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,734.30
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) the Securities Act of 1933, as amended (the “Securities Act”).

Includes 3,300,000 units, consisting of 3,300,000 Class A ordinary shares and 825,000 Warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions by affiliates of the Registrant. No additional fee pursuant to Rule 457(q) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	25,300,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.

An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions by affiliates of the Registrant. No fee pursuant to Rule 457(q) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable public warrants included as part of the units
Amount Registered | shares	6,325,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.

An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions by affiliates of the Registrant. No fee pursuant to Rule 457(q) under the Securities Act.